CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 2,969,824	$ 26,943	$ 16,312
Accounts receivable, net	411,581	41,903	27,476
Inventories, net			256,714
Prepaid expenses	857	857
Prepaid Inventory			51,988
Total Current Assets	3,382,262	473,248	352,490
Property and equipment, net	4,842,817	21,369	33,650
Intangible assets, net	184,252	194,872
Deposits	4,550	3,580,887
Total Assets	8,413,881	4,040,585	386,140
Current Liabilities:
Accounts payable and accrued expenses	896,166	1,275,918	377,376
Note payable	2,376,990	1,197,680	364,306
Loans from Related Party		102,500	104,998
Derivative liability	2,819,000	1,381,000
Total Current Liabilities	6,092,156	3,957,098	846,680
Commitment and Contingencies
Stockholders' Equity
Common stock, Par value $0.001; authorized 350,000,000 shares; issued 146,806,928 and 82,371,853 shares as of December 31, 2013 and Decemebr 31, 2012, respectively	165,106	146,808	82,372
Additional Paid in Capital	21,895,676	14,759,246	8,131,305
Accumulated Deficit	(19,753,807)	(14,837,317)	(8,688,967)
Total Stockholders' Equity	2,321,725	83,487	(460,540)
Total Liabilities and Stockholders' Equity	8,413,881	4,040,585	386,140
Convertible Series A Preferred Stock
Stockholders' Equity
Preferred stock, value
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	$ 14,750	$ 14,750	$ 14,750